ADVANCED SERIES TRUST

AST Core Fixed Income Portfolio

Supplement dated May 3, 2024, to the

Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for Advanced Series Trust (the Trust) relating to the AST Core Fixed Income Portfolio (the Portfolio), and the Summary Prospectus relating to the Portfolio. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolio available under your variable contract, please refer to your contract prospectus

Effective immediately, Mr. John Bellows is no longer a portfolio manager of the portfolio management team.

To reflect this change, all references to Mr. Bellows are removed from the Trust's Prospectus, SAI and the Summary Prospectus relating to the Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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